TRADE PAYABLES	12 Months Ended
Mar. 31, 2025
Notes and other explanatory information [abstract]
TRADE PAYABLES

18.	TRADE PAYABLES

	As of March 31,
	2024	2025
	HK$’000	HK$’000

Trade payables arising from the business of dealing in securities:
- Cash clients – third parties	55,919	53,860
- Margin clients – third parties	4,321	643
- Others – third parties	127	26
Trade payables arising from consultancy services – third parties	1,300	1,300

Trade payables	61,667	55,829